Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014 item	Dec. 27, 2012	Nov. 30, 2011	Aug. 10, 2011	Apr. 19, 2011	Oct. 14, 2014
Related Party Transactions
Dividend paid to DOC			$ 650,000			$ 907,230	$ 3,500,000
Subscriber-related expenses	2,072,891	1,938,142	6,131,068	5,718,781	7,677,111	7,246,104	6,841,760
Subscriber-related revenue	3,553,828	3,408,510	10,582,989	10,131,098	13,559,511	13,038,611	12,959,025
Expenses associated with services	3,000	3,000	8,000	7,000	10,000	11,000	2,000
Dish Network
Related Party Transactions
Dividend paid to DOC								650,000	850,000	1,300,000	700,000	1,500,000
Number of wireless spectrum licenses								176
Subscriber-related revenue	5,000	5,000	14,000	11,000	15,000
Dish Network | Subsequent event
Related Party Transactions
Dividend paid to DOC					650,000								1,500,000
Blockbuster, Inc.
Related Party Transactions
Subscriber-related expenses		$ 3,000		$ 11,000	$ 11,000	$ 21,000	$ 4,000